Allmerica
      FINANCIAL SERVICES _______________________________________________________

      [GRAPHIC]
                                                  .  Allmerica Advantage
                                                     Variable Annuity/
                                                     ExecAnnuity Plus

                                                  .  Allmerica Immediate
                                                     Advantage

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                         [LOGO] ALLMERICA FINANCIAL(R)

                              Semi-Annual Report

                                 JUNE 30, 2001

General Information

Officers of First Allmerica Financial Life Insurance
Company (FAFLIC) and Allmerica Financial Life
Insurance and Annuity Company (AFLIAC)

John F. O'Brien, President, CEO (FAFLIC) and
   Chairman of the Board (AFLIAC)
Richard M. Reilly, President and CEO (AFLIAC)
Edward J. Parry III, Vice President and CFO
John P. Kavanaugh, Vice President and
   Chief Investment Officer
Mark C. McGivney, Treasurer
Charles F. Cronin, Secretary and Counsel (FAFLIC)

Investment Advisers
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100, Houston, TX 77046
   AIM V.I. Aggressive Growth Fund
   AIM V.I. Blue Chip Fund
   AIM V.I. Value Fund
Alliance Capital Management, L.P.
1345 Avenue of the Americas, New York, NY 10105
   Alliance Growth and Income Portfolio
   Alliance Premier Growth Portfolio

Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

     Investment Sub-Advisers
     Allmerica Asset Management, Inc.
     440 Lincoln Street, Worcester, MA 01653
        Equity Index Fund
        Select Investment Grade Income Fund
        Government Bond Fund
        Money Market Fund

     Bank of Ireland Asset Management (U.S.) Limited
     U.S. Offices: 20 Horseneck Lane,
     Greenwich, CT 06830
     Main Offices: 26 Fitzwilliam Place, Dublin 2, Ireland
        Select International Equity Fund

     Cramer Rosenthal McGlynn, LLC
     707 Westchester Avenue, White Plains, NY 10604
        Select Value Opportunity Fund

     J.P. Morgan Investment Management Inc.
     522 Fifth Avenue, New York, NY 10036
        Select Growth and Income Fund

     Jennison Associates LLC
     466 Lexington Street, New York, NY 10017
        Select Aggressive Growth Fund (Co-Sub-Adviser)

     Massachusetts Financial Services Company
     500 Boylston Street, Boston, MA 02116
        Select Aggressive Growth Fund (Co-Sub-Adviser)

     Miller Anderson & Sherrerd, LLP
     One Tower Bridge, West Conshohocken, PA 19428
        Core Equity Fund

     Putnam Investment Management, Inc.
     One Post Office Square, Boston, MA 02109
        Select Growth Fund

     Schroder Investment Management North America Inc.
     787 Seventh Avenue, New York, NY 10019
        Select Emerging Markets Fund

     TCW Investment Management Company
     865 South Figueroa, Los Angeles, CA 90017
        Select Strategic Growth Fund

     T. Rowe Price Associates, Inc.
     100 East Pratt Street, Baltimore, MD 21202
        Select Capital Appreciation Fund

     Western Asset Management Company
     117 East Colorado Blvd., Pasadena, CA 91105
        Select Strategic Income Fund

Delaware International Advisers Ltd.
1818 Market Street, Philadelphia, PA 19103
   Delaware Group Premium Fund, Inc. International Equity
   Series
   Delaware Group Premium Fund, Inc. Growth Opportunities
   Series

Eaton Vance Management
255 State Street, Boston, MA 02109
   Eaton Vance VT Floating-Rate Income Fund

Fidelity Management & Research Company
82 Devonshire Street, Boston, MA 02108
   Fidelity VIP Equity-Income Portfolio
   Fidelity VIP Growth Portfolio
   Fidelity VIP High Income Portfolio
   Fidelity VIP Overseas Portfolio
   Fidelity VIP II Asset Manager Portfolio
   Fidelity VIP II Contrafund Portfolio
   Fidelity VIP III Growth Opportunities

Franklin Advisers, Inc.
777 Mariners Island Blvd., San Mateo, CA 94403
   Franklin Natural Resources Securities Fund
   Franklin Small Cap Fund

INVESCO Funds Group, Inc.
7800 East Union Avenue, Denver, CO 80217
   INVESCO VIF-Health Sciences Fund

Janus Capital
100 Fillmore Street, Denver, CO 80206
   Janus Aspen Growth Portfolio
   Janus Aspen Growth and Income Portfolio

Pioneer Investment Management, Inc.
60 State Street, Boston, MA 02109
   Pioneer Emerging Markets VCT Portfolio
   Pioneer Real Estate Growth VCT Portfolio

T. Rowe Price International, Inc.
100 East Pratt Street, Baltimore, MD 21202
   T. Rowe Price International Stock Portfolio

Zurich Scudder Investments, Inc.
345 Park Avenue, New York, NY 10154
   Scudder Technology Growth Portfolio
   SVS Dreman Financial Services Portfolio

Product Performance Summary

Allmerica Advantage Variable Annuity/ExecAnnuity Plus (FAFLIC)
--------------------------------------------------------------------------------

Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of FAFLIC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the following individual Portfolio Reviews.

                                                                         Without Surrender                          With Surrender
                                                                   Charge and Contract Fee                 Charge and Contract Fee

                                                                                  10 Years                                10 Years
                                              Sub-                    10 Years  or Life of                    10 Years  or Life of
                                           Account                     or Life        Sub-                     or Life        Sub-
                                         Inception        1       5    of Fund     Account        1       5    of Fund     Account
Sub-Accounts                                  Date     Year   Years  (if less)   (if less)     Year   Years  (if less)   (if less)
------------------------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                       4/20/94  -19.76%   9.95%     11.61%      12.85%  -25.74%   9.10%     11.49%      12.57%
AIT Equity Index Fund                      4/21/94  -15.94%  12.47%     12.98%      14.97%  -22.21%  11.72%     12.89%      14.74%
AIT Government Bond Fund                   4/20/94    8.19%   4.78%      5.04%       4.70%    0.37%   3.91%      5.01%       4.46%
AIT Money Market Fund                      4/10/94    4.47%   4.06%      3.49%       3.96%   -3.09%   3.14%      3.43%       3.68%
AIT Select Aggressive Growth Fund          4/20/94  -36.14%   2.86%      9.94%       8.10%  -41.00%   1.73%      9.72%       7.72%
AIT Select Capital Appreciation Fund       4/28/95   -1.31%   9.01%     15.25%      15.25%   -8.55%   8.15%     14.90%      14.90%
AIT Select Emerging Markets Fund            8/1/00  -33.43%     N/A     -8.30%     -29.10%  -38.23%     N/A     -9.80%     -34.21%
AIT Select Growth Fund                     4/20/94  -29.52%  10.69%     10.54%      12.97%  -34.84%   9.87%     10.37%      12.71%
AIT Select Growth and Income Fund          4/20/94  -15.66%   7.96%      9.31%      10.94%  -21.89%   7.09%      9.14%      10.68%
AIT Select International Equity Fund        5/3/94  -22.41%   5.56%      6.63%       6.63%  -28.18%   4.59%      6.28%       6.29%
AIT Select Investment Grade Income Fund    4/21/94    8.77%   5.39%      6.22%       5.45%    0.89%   4.51%      6.18%       5.19%
AIT Select Strategic Growth Fund            8/1/00  -44.34%     N/A    -14.19%     -39.35%  -48.35%     N/A    -15.60%     -43.72%
AIT Select Strategic Income Fund            5/1/01      N/A     N/A      7.47%       0.55%      N/A     N/A     -0.27%      -6.69%
AIT Select Value Opportunity Fund          4/20/94   27.51%  12.70%     12.54%      12.83%   19.34%  11.93%     12.36%      12.56%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund             8/1/00  -27.65%     N/A      6.19%     -22.21%  -32.86%     N/A      4.49%     -27.82%
AIM V.I. Blue Chip Fund                     5/1/01  -26.59%     N/A    -16.51%      -5.23%  -31.87%     N/A    -20.56%     -12.06%
AIM V.I. Value Fund                         8/1/00  -20.69%  11.58%     13.67%     -17.53%  -26.40%  10.93%     13.62%     -23.47%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income Portfolio        8/1/00   12.56%  16.78%     13.78%      10.29%    4.55%  16.24%     13.78%       2.35%
Alliance Premier Growth Portfolio           8/1/00  -29.30%  15.11%     15.58%     -28.89%  -34.40%  14.53%     15.58%     -34.01%

Delaware Group Premium Fund
DGPF International Equity Series           4/20/94   -8.97%   5.25%      7.42%       6.40%  -15.61%   4.33%      7.27%       6.12%
DGPF Growth Opportunities
Series (Service Class)                      8/1/00  -27.30%  10.32%     10.55%     -25.42%  -32.53%   9.63%     10.55%     -30.79%

Eaton Vance Variable Trust
Eaton Vance VT Floating Rate-
Income Fund                                 5/1/01      N/A     N/A      0.28%       0.28%      N/A     N/A     -6.94%      -6.94%

Performance returns given above are for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of FAFLIC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining sales charge. The maximum contingent deferred sales charge is 8.0%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Advantage Variable Annuity/ExecAnnuity Plus (FAFLIC) cont.
--------------------------------------------------------------------------------

Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of FAFLIC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the following individual Portfolio Reviews.

                                                                         Without Surrender                          With Surrender
                                                                   Charge and Contract Fee                 Charge and Contract Fee

                                                                                  10 Years                                10 Years
                                              Sub-                    10 Years  or Life of                    10 Years  or Life of
                                           Account                     or Life        Sub-                     or Life        Sub-
                                         Inception        1       5    of Fund     Account        1       5    of Fund     Account
Sub-Accounts                                  Date     Year   Years  (if less)   (if less)     Year   Years  (if less)   (if less)
------------------------------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income Portfolio       4/20/94    8.79%  10.41%     13.87%      13.36%    0.71%   9.49%     13.69%      13.02%
Fidelity VIP Growth Portfolio              4/20/94  -24.58%  12.91%     15.53%      15.90%  -30.32%  12.05%     15.35%      15.56%
Fidelity VIP High Income Portfolio         4/20/94  -25.48%  -2.84%      5.55%       1.23%  -30.98%  -3.88%      5.45%       0.82%
Fidelity VIP Overseas Portfolio            4/20/94  -25.64%   4.72%      6.61%       5.00%  -31.10%   3.78%      6.53%       4.69%
Fidelity VIP II Asset Manager Portfolio    5/11/94   -8.06%   7.56%      8.64%       7.88%  -14.73%   6.75%      8.60%       7.65%
Fidelity VIP II Contrafund Portfolio
(Service Class 2)                           5/1/01  -16.20%  11.67%     15.59%      -2.10%  -22.23%  11.02%     15.38%      -9.15%
Fidelity VIP III Growth Opportunities
Portfolio (Service Class 2)                 8/1/00  -22.84%   5.72%      9.60%     -20.02%  -28.40%   4.91%      9.32%     -25.78%

Franklin Templeton Variable Insurance Products Trust (Class 2)
Franklin Natural Resources Securities Fund  8/1/00    1.64%  -2.56%      1.91%       8.17%   -5.68%  -3.45%      1.91%       0.38%
Franklin Small Cap Fund                     8/1/00  -30.03%  11.56%     13.77%     -24.78%  -35.07%  10.90%     13.38%     -30.20%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund            8/1/00   -4.97%     N/A     15.18%      -2.91%  -11.82%     N/A     14.39%      -9.90%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                8/1/00  -26.97%  11.34%     12.45%     -25.02%  -32.23%  10.68%     12.33%     -30.42%
Janus Aspen Growth and Income Portfolio     8/1/00  -18.29%     N/A     15.62%     -16.76%  -24.18%     N/A     14.21%     -22.76%

Pioneer Variable Contracts Trust (Class II)
Pioneer Emerging Markets VCT Portfolio      8/1/00  -33.21%     N/A      4.52%     -28.19%  -38.02%     N/A      2.03%     -33.36%
Pioneer Real Estate Growth VCT Portfolio    8/1/00      N/A     N/A      5.74%       5.74%      N/A     N/A     -1.88%      -1.88%

Scudder Variable Series II
Scudder Technology Growth Portfolio         8/1/00  -46.40%     N/A      3.20%     -42.90%  -50.26%     N/A      0.13%     -47.02%
SVS Dreman Financial Services Portfolio     8/1/00   29.80%     N/A      3.68%      20.12%   21.79%     N/A      1.89%      12.12%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio 5/1/95  -28.66%   1.45%      3.50%       3.52%  -33.91%   0.42%      3.17%        3.00%

Performance returns given above are for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of FAFLIC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining sales charge. The maximum contingent deferred sales charge is 8.0%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Advantage Variable Annuity/ExecAnnuity Plus (AFLIAC)
--------------------------------------------------------------------------------

Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of AFLIAC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the following individual Portfolio Reviews.

                                                                         Without Surrender                          With Surrender
                                                                   Charge and Contract Fee                 Charge and Contract Fee

                                                                                  10 Years                                10 Years
                                              Sub-                    10 Years  or Life of                    10 Years  or Life of
                                           Account                     or Life        Sub-                     or Life        Sub-
                                         Inception        1       5    of Fund     Account        1       5    of Fund     Account
Sub-Accounts                                  Date     Year   Years  (if less)   (if less)     Year   Years  (if less)   (if less)
------------------------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                        9/4/91  -19.76%   9.95%     11.65%      11.08%  -25.79%   9.06%     11.48%      10.90%
AIT Equity Index Fund                       9/4/91  -15.94%  12.47%     12.99%      12.64%  -22.20%  11.71%     12.89%      12.54%
AIT Government Bond Fund                    9/8/91    8.19%   4.78%      4.79%       4.94%    0.37%   3.90%      4.76%       4.91%
AIT Money Market Fund                       9/9/91    4.47%   4.06%      3.49%       3.48%   -3.09%   3.16%      3.45%       3.44%
AIT Select Aggressive Growth Fund          9/16/92  -36.14%   2.86%      9.95%       9.46%  -40.99%   1.74%      9.74%       9.25%
AIT Select Capital Appreciation Fund       4/28/95   -1.31%   9.01%     15.25%      15.25%   -8.54%   8.17%     14.91%      14.91%
AIT Select Emerging Markets Fund            8/1/00  -33.43%     N/A     -8.30%     -29.10%  -38.22%     N/A     -9.80%     -34.21%
AIT Select Growth Fund                     9/16/92  -29.52%  10.69%     10.55%      10.11%  -34.80%   9.89%     10.39%       9.94%
AIT Select Growth and Income Fund          9/16/92  -15.66%   7.96%      9.31%       9.31%  -21.90%   7.09%      9.14%       9.13%
AIT Select International Equity Fund        5/3/94  -22.41%   5.56%      6.63%       6.63%  -28.18%   4.59%      6.28%       6.29%
AIT Select Investment Grade Income Fund     9/5/91    8.77%   5.38%      6.22%       5.98%    0.85%   4.46%      6.14%       5.89%
AIT Select Strategic Growth Fund            8/1/00  -44.34%     N/A    -14.18%     -39.34%  -48.35%     N/A    -15.59%     -43.71%
AIT Select Strategic Income Fund            5/1/01      N/A     N/A      7.47%       0.55%      N/A     N/A     -0.33%      -6.69%
AIT Select Value Opportunity Fund           5/2/93   27.51%  12.70%     12.56%      12.57%   19.35%  11.94%     12.39%      12.40%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund             8/1/00  -27.65%     N/A      6.19%     -22.21%  -32.86%     N/A      4.49%     -27.82%
AIM V.I. Blue Chip Fund                     5/1/01  -26.59%     N/A    -16.51%      -5.23%  -31.87%     N/A    -20.55%     -12.05%
AIM V.I. Value Fund                         8/1/00  -20.69%  11.58%     13.67%     -17.53%  -26.40%  10.93%     13.62%     -23.47%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income Portfolio        8/1/00   12.56%  16.78%     13.78%      10.29%    4.55%  16.24%     13.78%       2.35%
Alliance Premier Growth Portfolio           8/1/00  -29.30%  15.11%     15.58%     -28.89%  -34.40%  14.53%     15.58%     -34.01%

Delaware Group Premium Fund
DGPF International Equity Series            5/6/93   -8.97%   5.25%      7.15%       7.47%  -15.62%   4.32%      6.99%       7.31%
DGPF Growth Opportunities Series
(Service Class)                             8/1/00  -27.30%  10.32%     10.55%     -25.42%  -32.53%   9.63%     10.55%     -30.79%

Performance returns given above are for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining sales charge. The maximum contingent deferred sales charge is 8.0%.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Advantage Variable Annuity/ExecAnnuity Plus (AFLIAC) cont.
--------------------------------------------------------------------------------

Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of FAFLIC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the following individual Portfolio Reviews.

                                                                         Without Surrender                          With Surrender
                                                                   Charge and Contract Fee                 Charge and Contract Fee

                                                                                  10 Years                                10 Years
                                              Sub-                    10 Years  or Life of                    10 Years  or Life of
                                           Account                     or Life        Sub-                     or Life        Sub-
                                         Inception        1       5    of Fund     Account        1       5    of Fund     Account
Sub-Accounts                                  Date     Year   Years  (if less)   (if less)     Year   Years  (if less)   (if less)
------------------------------------------------------------------------------------------------------------------------------------

Eaton Vance Variable Trust
Eaton Vance VT Floating Rate-Income Fund    5/1/01     N/A      N/A      0.28%       0.28%      N/A     N/A     -6.94%      -6.94%
Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income Portfolio        9/5/91    8.79%  10.41%     13.79%      13.35%    0.69%   9.48%     13.60%      13.15%
Fidelity VIP Growth Portfolio               9/5/91  -24.58%  12.91%     15.54%      14.63%  -30.30%  12.06%     15.37%      14.44%
Fidelity VIP High Income Portfolio         9/24/91  -25.48%  -2.84%      5.56%       4.98%  -30.97%  -3.85%      5.47%       4.89%
Fidelity VIP Overseas Portfolio             9/5/91  -25.64%   4.72%      6.62%       6.09%  -31.11%   3.77%      6.52%       5.99%
Fidelity VIP II Asset Manager Portfolio     5/4/94   -8.06%   7.56%      8.64%       7.73%  -14.75%   6.75%      8.60%       7.50%
Fidelity VIP II Contrafund Portfolio
(Service Class 2)                           5/1/01  -16.20%  11.67%     15.59%      -2.10%  -22.23%  11.02%     15.38%      -9.15%
Fidelity VIP III Growth Opportunities
Portfolio (Service Class 2)                 8/1/00  -22.84%   5.72%      9.60%     -20.02%  -28.39%   4.91%      9.32%     -25.78%

Franklin Templeton Variable Insurance Products Trust (Class 2)
Franklin Natural Resources Securities Fund  8/1/00    1.64%  -2.56%      1.91%       8.17%   -5.68%  -3.45%      1.91%       0.38%
FT VIP Franklin Small Cap Fund              8/1/00  -30.02%  11.56%     13.77%     -24.78%  -35.07%  10.90%     13.38%     -30.20%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund            8/1/00   -4.97%     N/A     15.18%      -2.91%  -11.82%     N/A     14.39%      -9.90%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                8/1/00  -26.97%  11.34%     12.45%     -25.02%  -32.23%  10.68%     12.33%     -30.42%
Janus Aspen Growth and Income Portfolio     8/1/00  -18.29%     N/A     15.62%     -16.76%  -24.18%     N/A     14.21%     -22.76%

Pioneer Variable Contracts Trust (Class II)
Pioneer Emerging Markets VCT Portfolio      8/1/00  -33.21%     N/A      4.53%     -28.19%  -38.02%     N/A      2.04%     -33.36%
Pioneer Real Estate Growth VCT Portfolio    8/1/00   17.60%   8.92%     10.17%       5.74%    9.60%   8.20%      9.88%      -1.87%

Scudder Variable Series II
Scudder Technology Growth Portfolio         8/1/00  -46.39%     N/A      3.20%     -42.90%  -50.26%     N/A      0.13%     -47.02%
SVS Dreman Financial Services Portfolio     8/1/00   29.80%     N/A      3.68%      20.12%   21.79%     N/A      1.89%      12.12%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio 5/1/95  -28.66%   1.45%      3.50%       3.52%  -33.89%   0.44%      3.20%       3.02%

Performance returns given above are for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining sales charge. The maximum contingent deferred sales charge is 8.0%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Immediate Advantage Variable Annuity (AFLIAC)
--------------------------------------------------------------------------------

Average Annual Total Returns* as of 6/30/01

For easy reference, the total returns for the Allmerica Immediate Advantage Variable Annuity sub-accounts of AFLIAC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the following individual Portfolio Reviews.

                                                                                  10 Years
                                             Sub-                     10 Years  or Life of
                                          Account                      or Life        Sub-
                                        Inception         1       5    of Fund     Account
Sub-Accounts                                 Date      Year   Years  (if less)   (if less)
------------------------------------------------------------------------------------------
Allmerica Investment Trust
AIT Core Equity Fund                       2/1/00   -19.76%   9.95%     11.61%     -12.41%
AIT Equity Index Fund                      2/1/00   -15.94%  12.47%     12.98%      -9.64%
AIT Government Bond Fund                   2/1/00     8.19%   4.78%      5.00%       7.76%
AIT Money Market Fund                      2/1/00     4.47%   4.07%      3.49%       4.53%
AIT Select Aggressive Growth Fund          2/1/00   -36.14%   2.87%      9.94%     -25.37%
AIT Select Capital Appreciation Fund       2/1/00    -1.31%   9.01%     15.24%       4.97%
AIT Select Emerging Markets Fund           2/1/00   -33.43%     N/A     -8.30%     -30.91%
AIT Select Growth Fund                     2/1/00   -29.52%  10.69%     10.54%     -21.16%
AIT Select Growth and Income Fund          2/1/00   -15.66%   7.96%      9.31%      -9.88%
AIT Select International Equity Fund       2/1/00   -22.41%   5.56%      6.63%     -14.21%
AIT Select Investment Grade Income Fund    2/1/00     8.77%   5.39%      6.22%       8.04%
AIT Select Strategic Growth Fund           2/1/00   -44.34%     N/A    -14.19%     -33.03%
AIT Select Strategic Income Fund           5/1/01       N/A     N/A      0.55%       0.55%
AIT Select Value Opportunity Fund          2/1/00    27.51%  12.70%     12.54%      32.83%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund            5/1/01   -27.63%     N/A      6.20%       1.05%
AIM V.I. Blue Chip Fund                    5/1/01   -26.59%     N/A    -16.51%      -5.23%
AIM V.I. Value Fund                        5/1/01   -20.67%  11.59%     13.67%      -4.16%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income Portfolio       5/1/01       N/A     N/A     13.22%      -1.77%
Alliance Premier Growth Portfolio          5/1/01   -29.30%  15.11%     15.59%      -7.47%

Delaware Group Premium Fund
DGPF International Equity Series           2/1/00    -8.97%   5.25%      7.16%      -0.64%
DGPF Growth Opportunities Series
(Service Class)                            5/1/01   -27.25%  10.33%     10.56%       1.13%

Eaton Vance Variable Trust
Eaton Vance VT Floating Rate-Income Fund   5/1/01       N/A     N/A      0.28%       0.28%

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income Portfolio       2/1/00     8.79%  10.41%     13.78%       7.05%
Fidelity VIP Growth Portfolio              2/1/00   -24.58%  12.91%     15.53%     -14.89%
Fidelity VIP High Income Portfolio         2/1/00   -25.48%  -2.83%      5.55%     -20.96%
Fidelity VIP Overseas Portfolio            2/1/00   -25.64%   4.72%      6.61%     -19.13%
Fidelity VIP II Asset Manager              2/1/00    -8.06%   7.56%      8.64%      -4.75%
Portfolio
Fidelity VIP II Contrafund Portfolio
(Service Class 2)                          5/1/01   -16.20%  11.67%     15.59%      -2.10%
Fidelity VIP III Growth Opportunities Portfolio
(Service Class 2)                          5/1/01   -22.83%   5.72%      9.61%      -1.95%

Performance returns given above are for the Allmerica Immediate Advantage Variable Annuity Sub-Accounts of AFLIAC, and except in the columns designated as "Life of Sub- Account", assume an investment in the funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

*Performance returns reflect: mortality and expense risk, as well as administrative charges only.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Immediate Advantage Variable Annuity (AFLIAC) cont.
--------------------------------------------------------------------------------

Average Annual Total Returns* as of 6/30/01

For easy reference, the total returns for the Allmerica Immediate Advantage Variable Annuity sub-accounts of AFLIAC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the following individual Portfolio Reviews.

                                                                                  10 Years
                                             Sub-                     10 Years  or Life of
                                          Account                      or Life        Sub-
                                        Inception         1       5    of Fund     Account
Sub-Accounts                                 Date      Year   Years  (if less)   (if less)
------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Natural Resources
   Securities Fund                         5/1/01     1.45%  -2.60%      1.89%     -10.66%
FT VIP Franklin Small Cap Fund             5/1/01   -30.14%  11.52%     13.74%      -2.12%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund           5/1/01    -4.94%     N/A     15.19%       2.96%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio               5/1/01   -24.16%  12.19%     12.99%      -6.91%
Janus Aspen Growth and Income Portfolio    5/1/01   -18.29%     N/A     15.62%      -4.10%

Pioneer Variable Contracts Trust (Class II)
Pioneer Emerging Markets
VCT Portfolio                              5/1/01   -33.14%     N/A      4.56%       0.28%
Pioneer Real Estate Growth
   VCT Portfolio                           5/1/01    17.57%   8.91%     10.16%       6.51%

Scudder Variable Series II
Scudder Technology Growth Portfolio        5/1/01   -46.38%     N/A      3.21%      -7.16%
SVS Dreman Financial Services Portfolio    5/1/01    29.82%     N/A      3.69%       4.36%

T. Rowe Price International Series, Inc.
T. Rowe Price International
Stock Portfolio                            2/1/00   -28.66%   1.45%      3.51%     -21.13%

Performance returns given above are for the Allmerica Immediate Advantage Variable Annuity Sub-Accounts of AFLIAC, and except in the columns designated as "Life of Sub- Account", assume an investment in the funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

*Performance returns reflect: mortality and expense risk, as well as administrative charges only.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                         Allmerica Financial Services

Allmerica Financial is a diversified group of insurance and financial services companies. Allmerica Financial Life Insurance and Annuity Company is a leading provider of insurance and annuity products which was founded in 1967, and is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company. Established in 1844, First Allmerica Financial is the fifth oldest, and one of the most respected, life insurance companies in the nation. Our financial expertise, combined with a range of insurance and investment products, allows us to help you create sound financial solutions to meet your individual needs.

To be preceded or accompanied by the current prospectus. Read it carefully before investing.

If you would like to request additional copies of this report, please contact either your Allmerica Financial representative or call 1-800-533-7881.

   Allmerica Advantage Variable Annuity/ExecAnnuity Plus/Immediate Advantage Products are issued by Allmerica Financial Life Insurance and Annuity Company
     (First Allmerica Financial Life Insurance Company in NY) and offered by Allmerica Investments, Inc., member NASD/SIPC.


             [LOGO] IMSA                       [GRAPHIC]
                                          Retire on Your Terms

                         [LOGO] ALLMERICA FINANCIAL(R)

                       THE ALLMERICA FINANCIAL COMPANIES

    First Allmerica Financial Life Insurance Company o Allmerica Financial
           Life Insurance and Annuity Company (all states except NY) Allmerica Trust Company, N.A. o Allmerica Investments, Inc. o Allmerica
        Investment Management Company, Inc. o Financial Profiles, Inc.
      The Hanover Insurance Company o AMGRO, Inc. o Allmerica Financial
         Alliance Insurance Company o Allmerica Asset Management, Inc.
         Allmerica Financial Benefit Insurance Company o Citizens
            Insurance Company of America o Citizens Management Inc.

              440 Lincoln Street, Worcester, Massachusetts 01653

     [LOGO] ALLMERICA FINANCIAL(R)

             ATTN: S130                                     --------------------
440 Lincoln Street, Worcester, Massachusetts 01653                PRESORTED
                                                            BOUND PRINTED MATTER
                                                                 U.S. POSTAGE
                                                                     PAID
                                                                LANCASTER, PA
                                                                PERMIT NO. 310
                                                            --------------------
       Change Service Requested

Semi-Annual Reports dated June 30, 2001, of certain underlying funds are incorporated herein by reference as the reports sent to contractowners of the Allmerica Life Insurance and Annuity Company, Separate Account VA-K (File No. 811-6293) and First Allmerica Financial Life Insurance and Annuity Company, under Section 30b-2 of the Investment Company Act of 1940.

Incorporated by reference herein are certain series of Allmerica Investment Trust filed on Form N-30D on September 5, 2001. Accession number 0000927016-01-502795.